Provisions, contingent liabilities, contingent assets and credit commitments (Tables)	12 Months Ended
Sep. 30, 2025
Provisions, contingent liabilities, contingent assets and credit commitments
Schedule of changes in provisions

						Litigation,
		Annual leave	Provision for			non-lending
		and other	impairment	Lease	Restructuring	losses and
	Long service	employee	on credit	restoration	and other	remediation
$m	leave	benefits	commitments	obligations	provisions	provisions	Total
Consolidated
Balance as at 30 September 2024	477	899	516	163	210	240	2,505
Additions	90	1,200	49	6	369	189	1,903
Utilisation	(56)	(1,167)	-	(8)	(225)	(90)	(1,546)
Reversal of unutilised provisions	(17)	(2)	(96)	(2)	(71)	(62)	(250)
Balance as at 30 September 2025	494	930	469	159	283	277	2,612
Parent Entity
Balance as at 30 September 2024	465	824	464	141	198	179	2,271
Additions	89	1,161	49	4	336	142	1,781
Utilisation	(55)	(1,128)	-	(6)	(203)	(70)	(1,462)
Reversal of unutilised provisions	(17)	(2)	(83)	(2)	(66)	(44)	(214)
Balance as at 30 September 2025	482	855	430	137	265	207	2,376

Summary of undrawn credit commitments and maturity analysis

	Consolidated		Parent Entity
$m	2025	2024	2025	2024
Undrawn credit commitments[a]
Financial guarantees, letters of credit and other credit substitutes	15,721	15,220	15,254	14,642
Performance-related contingencies	6,709	5,393	6,484	5,369
Remaining commitments to extend credit[b]	198,739	191,498	173,966	167,851
Total undrawn credit commitments	221,169	212,111	195,704	187,862

a.

The composition of undrawn credit commitments has been revised to better reflect the nature of the types of commitments provided. Comparatives have been revised to align with current period presentation.

b.

Commitments to extend credit include all obligations on the part of the Group to provide credit facilities. As facilities may expire without being drawn upon, the notional amounts do not necessarily reflect future cash requirements. In addition to the commitments disclosed above, $7.4 billion (2024: $6.0 billion) for the Group and $6.3 billion (2024: $5.1 billion) for the Parent Entity of credit exposures were offered and accepted but still revocable. These represent part of Westpac Group’s maximum credit exposure to credit risk.